VIA EDGAR	May 26th, 2005

To:

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re: M-Systems Flash Disk Pioneers Ltd.

Commission File Number: 0-28694
Report on Form 20-F

Dear Sir or Madam:

Pursuant to Rule 13a-16 promulgated under the Securities Exchange Act of 1934 (the "1934 Act") and in accordance with Rule 100 of Regulation S-T promulgated by the Securities and Exchange Commission (the "Commission"), attached hereto for electronic filing with the Commission via EDGAR, please find a report of M-Systems Flash Disk Pioneers Ltd. (the "Company"), a Foreign Private Issuer (as such term is defined in the 1934 Act), on Form 20-F.

Should members of the Commission's staff have any questions or comments with respect to this filing, please contact the undersigned either by telephone at: +972-9-764-5055 or by electronic mail at Etan.Mogilner@M-Systems.com

Very truly yours,

/s/ Etan Mogilner.

Etan Mogilner, Adv

Associate General Counsel

____ 1 ____